UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]:      Amendment Number: __________
This Amendment (Check only one.): [ ] a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             The Procter & Gamble Company
Address:          One Procter & Gamble Plaza
                  Cincinnati, OH 45202

Form 13F File Number: 028-06145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Juan Pedro Hernandez
Title:   Vice President & Treasurer
Phone:   513-983-6523

Signature, Place, and Date of Signing:


/s/JUAN PEDRO HERNANDEZ
---------------------------------------
Cincinnati, OH
November 15, 2002

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: $35,649
                                        -------
                                        (thousands)



List of Other Included Managers:        None

                           FORM 13F INFORMATION TABLE


Column 1             Column 2   Column 3      Column 4            Column 5            Column 6     Column 7          Column 8
--------             --------   ---------     --------   ---------------------------  --------     --------   ----------------------
                                                                                                                 Voting authority
Name of              Title of                 Value      Shrs or                      Investment   Other      ----------------------
Issuer               Class       CUSIP        (x1000)    prn amt    SH/PRN  Put/Call  Discretion   Managers   Sole      Shared  None
--------             --------    --------     --------   -------    ------  --------  ----------   --------   ----      ------  ----
Regeneron            Common      75886F107    $30,490    2,258,505    SH              Sole                    2,258,505
Pharmaceuticals
Inc.

I-Many Inc.          Common      44973Q103    $ 1,064      531,960    SH              Sole                      531,960

Plumtree Software    Common      72940Q104    $   802      308,333    SH              Sole                      308,333
Inc.

HealtheTech          Common      422210104    $ 3,293      733,333    SH              Sole                      733,333